Note 2 - Revenue Recognition	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
NOTE
2
Revenue Recognition
The Company recognizes revenue in accordance with ASU
2014
-
09
(
Topic
606
)
and all subsequent amendments to the ASU (collectively, “ASC
606”
). The Company's services that fall within the scope of ASC
606
are presented on the income statement within non-interest income and other non-interest expense and are recognized as revenue as the Company satisfies its performance obligation to the customer. Services within the scope of ASC
606
include fees and service charges on deposit accounts, ATM and debit card interchange income, safe deposit box rental fees, check printing charges, income earned on the sale of uninsured investment products, and gains or losses recognized on the sale of real estate owned that is included in other non-interest expense.

All of the Company's revenue from contracts with customers within the scope of ASC
606
is recognized within non-interest income except for the gain or loss on the sale of real estate owned which is included in other non-interest expense. The following table presents the Company's sources of non-interest income for the years ended
December 31, 2020,
2019
and
2018.
Sources of revenue outside the scope of ASC
606
are noted as such.

	Year ended December 31,
(Dollars in thousands)	2020	2019	2018
Non-interest income:
Fees and service charges on deposit accounts	$986	1,257	1,308
Other fees and service charges	369	433	585
Debit card interchange fees	1,522	1,410	1,437
Gain on sale of loans (1)	9,531	2,941	2,095
Loan servicing fees (1)	1,356	1,278	1,255
Uninsured investment product sales	991	909	870
Other	199	227	164
Total non-interest income	14,954	8,455	7,714
Gain on sale of real estate owned (2)	129	0	80
Total non-interest income and other ASC 606 items	$15,083	8,455	7,794

(
1
)
Not
within the scope of ASC
606.
(
2
)
Included in other-non-interest expense.

A description of the Company's revenue categories that are accounted for under ASC
606
is as follows:

Fees and Service Charges on Deposit Accounts
The Company earns fees from deposit customers for transaction-based, account maintenance, and overdraft services. Transaction-based fees, which include services such as ATM use fees, wire transfer fees, check cashing fees, stop payment charges, statement rendering, ACH fees, and other deposit related fees, are recognized at the time the transaction is executed or when the Company fulfills the customer's request. Account maintenance fees, which relate primarily to monthly maintenance, are earned over the course of a month, representing the period over which the Company satisfies the performance obligation. Overdraft fees are recognized at the point in time that the overdraft occurs. Service charges on deposits are recognized when they are withdrawn from the customer's account balance.

Other Fees and Service Charges

Other fees and service charges consist of revenues that are both within the scope of and outside the scope of ASC
606.
Other fees and service charges within the scope of ASC
606
consist of fees for the rental of safe deposit boxes and check printing charges. Revenues for these fees are recognized over the period the service is provided or the fee is incurred by the customer. Other fees and service charges outside the scope of ASC
606
consist of loan commitment fees and late charges on loans.

Debit Card Interchange Fees
The Company earns interchange fees from debit card holder transactions conducted through various payment networks. Interchange fees from cardholder transactions are recognized daily, concurrently with the transaction processing services provided by an outsourced technology solution and are presented on a net basis.

Uninsured Investment Product Sales
Commission revenues on the sale of uninsured investment products may
be recognized up front on the sale date of the investment or monthly over a period of years depending on the product being sold. The commissions on investment sales are recognized when the product sale is completed or monthly for trailer fees in accordance with the customer agreement. Any subsequent commission adjustments are recognized upon our receipt of notification from the investment companies concerning matters necessitating such adjustments. Profit-sharing contingent commissions are recognized when determinable, which is generally when such commissions are received from the investment companies.

Other

Other non-interest income consists of revenues that are both within the scope of and outside the scope of ASC
606.
Other income within the scope of ASC
606
consists of gains and losses on asset sales. Other income outside the scope of ASC
606
consists of gains and losses on equity securities and rental income on buildings.

Gain on Sale of Real Estate Owned
Other non-interest expense includes gains and losses on the sale of real estate owned which are recognized when the real estate is sold. Gains realized on the sale of real estate owned is the only item in other non-interest expense that is within the scope of ASC
606.